Schedule of Investments (unaudited)	iShares® MSCI Japan Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.4%
Kintetsu World Express Inc.	3,000	$97,276
Konoike Transport Co. Ltd.	2,000	18,089
Maruwa Unyu Kikan Co. Ltd.	3,000	36,901
Mitsui-Soko Holdings Co. Ltd.	2,000	45,346
SBS Holdings Inc.	2,000	46,485
		244,097
Auto Components — 2.9%
Exedy Corp.	2,000	26,265
FCC Co. Ltd.	3,000	31,002
G-Tekt Corp.	2,000	19,830
JTEKT Corp.	17,000	129,515
KYB Corp.	1,000	22,764
Musashi Seimitsu Industry Co. Ltd.	4,000	43,409
NGK Spark Plug Co. Ltd.	12,000	227,352
NHK Spring Co. Ltd.	17,000	121,821
Nifco Inc./Japan	7,000	163,260
Nippon Seiki Co. Ltd.	4,000	27,408
NOK Corp.	7,000	62,605
Pacific Industrial Co. Ltd.	4,000	33,052
Piolax Inc.	2,000	28,521
Shoei Co. Ltd.	2,000	74,521
Stanley Electric Co. Ltd.	10,000	181,924
Sumitomo Riko Co. Ltd.	3,000	13,109
Sumitomo Rubber Industries Ltd.	14,000	127,553
Tokai Rika Co. Ltd.	4,000	43,425
Topre Corp.	3,000	23,825
Toyo Tire Corp.	9,000	120,205
Toyoda Gosei Co. Ltd.	5,000	79,080
Toyota Boshoku Corp.	6,000	96,945
TS Tech Co. Ltd.	7,000	71,193
Yokohama Rubber Co. Ltd. (The)	11,000	141,140
		1,909,724
Automobiles — 0.3%
Mitsubishi Motors Corp.(a)	56,000	167,303
Nissan Shatai Co. Ltd.	6,000	27,632
		194,935
Banks — 3.9%
77 Bank Ltd. (The)	5,000	66,175
Aozora Bank Ltd.	9,000	186,672
Awa Bank Ltd. (The)	3,000	46,692
Bank of Kyoto Ltd. (The)	5,000	214,915
Chugoku Bank Ltd. (The)	12,000	86,059
Daishi Hokuetsu Financial Group Inc.	3,000	57,898
Fukuoka Financial Group Inc.	14,000	241,133
Gunma Bank Ltd. (The)	29,000	79,595
Hachijuni Bank Ltd. (The)	30,000	105,067
Hirogin Holdings Inc.	21,000	99,317
Hokkoku Financial Holdings Inc.	2,000	63,588
Hokuhoku Financial Group Inc.	10,000	61,150
Hyakugo Bank Ltd. (The)	18,000	44,706
Iyo Bank Ltd. (The)	19,000	93,129
Juroku Financial Group Inc.	3,000	52,118
Keiyo Bank Ltd. (The)	8,000	28,488
Kiyo Bank Ltd.(The)	5,000	53,758
Kyushu Financial Group Inc.	29,000	85,246
Mebuki Financial Group Inc.	83,000	157,968
Musashino Bank Ltd. (The)	2,000	26,810
Nanto Bank Ltd. (The)	2,000	30,022
Security	Shares	Value

Banks (continued)
Nishi-Nippon Financial Holdings Inc.	11,000	$64,887
North Pacific Bank Ltd.	23,000	38,950
Ogaki Kyoritsu Bank Ltd. (The)	3,000	40,159
Okinawa Financial Group Inc.	2,000	33,300
San-in Godo Bank Ltd. (The)	12,000	59,815
Seven Bank Ltd.	49,000	92,530
Shiga Bank Ltd. (The)	3,000	64,734
Shinsei Bank Ltd.	5,000	74,926
Suruga Bank Ltd.	14,000	38,726
Toho Bank Ltd. (The)	17,000	26,342
TOMONY Holdings Inc.	12,000	28,278
Yamaguchi Financial Group Inc.	17,000	95,831
		2,538,984
Beverages — 0.5%
Coca-Cola Bottlers Japan Holdings Inc.	11,000	117,166
Sapporo Holdings Ltd.	5,000	108,443
Takara Holdings Inc.	12,000	89,086
		314,695
Biotechnology — 0.4%
AnGes Inc.(a)	13,000	37,861
GNI Group Ltd.(a)	3,097	29,663
PeptiDream Inc.(a)	8,000	99,513
Pharma Foods International Co. Ltd.	2,000	24,405
SanBio Co. Ltd.(a)	3,000	25,749
Takara Bio Inc.	4,000	56,588
		273,779
Building Products — 1.0%
Aica Kogyo Co. Ltd.	4,000	86,684
Bunka Shutter Co. Ltd.	4,000	29,528
Central Glass Co. Ltd.	3,000	65,345
Maeda Kosen Co. Ltd.	2,000	40,531
Nichias Corp.	5,000	87,521
Nichiha Corp.	2,000	37,301
Nitto Boseki Co. Ltd.	2,000	40,809
Noritz Corp.	2,000	23,232
Sanwa Holdings Corp.	16,000	153,290
Sekisui Jushi Corp.	2,000	26,026
Takara Standard Co. Ltd.	3,000	28,563
Takasago Thermal Engineering Co. Ltd.	4,000	48,124
		666,954
Capital Markets — 0.6%
GMO Financial Holdings Inc.	3,000	18,073
JAFCO Group Co. Ltd.	6,000	72,927
M&A Capital Partners Co. Ltd.(a)	1,000	26,639
Matsui Securities Co. Ltd.	10,000	63,574
Monex Group Inc.	14,000	54,202
Okasan Securities Group Inc.	13,000	34,598
SPARX Group Co. Ltd.	8,000	16,495
Strike Co. Ltd.	1,000	28,647
Tokai Tokyo Financial Holdings Inc.	17,000	48,993
WealthNavi Inc.(a)	2,000	28,769
		392,917
Chemicals — 6.6%
ADEKA Corp.	7,000	136,741
Air Water Inc.	15,000	202,378
C Uyemura & Co. Ltd.	1,000	56,240
C.I. Takiron Corp.	4,000	16,278
Chugoku Marine Paints Ltd.	3,000	19,813
Daicel Corp.	20,000	128,910

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Denka Co. Ltd.	6,000	$148,868
DIC Corp.	6,000	115,234
Fujimi Inc.	1,000	45,222
Fujimori Kogyo Co. Ltd.	1,000	27,616
Fuso Chemical Co. Ltd.	2,000	59,493
JCU Corp.	2,000	57,340
Kaneka Corp.	4,000	102,657
Kansai Paint Co. Ltd.	15,000	186,779
Kanto Denka Kogyo Co. Ltd.	3,000	21,613
KeePer Technical Laboratory Co. Ltd.	1,000	25,086
KH Neochem Co. Ltd.	3,000	58,725
Konishi Co.Ltd.	3,000	37,348
Kumiai Chemical Industry Co. Ltd.	6,049	47,275
Kuraray Co. Ltd.	27,000	225,514
Kureha Corp.	1,400	110,986
Lintec Corp.	3,000	55,865
Mitsubishi Gas Chemical Co. Inc.	13,000	211,155
Nihon Parkerizing Co. Ltd.	7,000	49,851
Nippon Kayaku Co. Ltd.	8,000	69,149
Nippon Shokubai Co. Ltd.	2,000	82,050
Nippon Soda Co. Ltd.	2,000	62,131
NOF Corp.	6,000	228,469
Okamoto Industries Inc.	1,000	29,785
Osaka Organic Chemical Industry Ltd.	1,000	21,529
Osaka Soda Co. Ltd.	1,000	23,281
Sakata INX Corp.	4,000	28,432
Sanyo Chemical Industries Ltd.	1,000	35,905
Shikoku Chemicals Corp.	3,000	29,214
Shin-Etsu Polymer Co. Ltd.	3,000	25,779
Showa Denko KK	15,000	290,056
Sumitomo Bakelite Co. Ltd.	3,000	100,686
T Hasegawa Co. Ltd.	3,000	57,498
Taiyo Holdings Co. Ltd.	3,000	75,860
Takasago International Corp.	1,000	18,078
Teijin Ltd.	16,000	164,552
Tenma Corp.	1,000	17,946
Toagosei Co. Ltd.	5,000	39,685
Tokai Carbon Co. Ltd.	17,000	143,318
Tokuyama Corp.	5,000	64,954
Tokyo Ohka Kogyo Co. Ltd.	3,000	170,601
Toyo Gosei Co. Ltd.	400	28,003
Toyo Ink SC Holdings Co. Ltd.	3,000	44,428
Toyobo Co. Ltd.	7,000	55,926
UBE Corp.	8,000	123,311
Zeon Corp.	11,000	116,456
		4,294,069
Commercial Services & Supplies — 1.9%
Aeon Delight Co. Ltd.	2,000	43,927
Appier Group Inc.(a)	1,000	6,727
Bell System24 Holdings Inc.	3,000	33,122
Daiseki Co.Ltd.	4,012	146,806
Duskin Co. Ltd.	3,000	62,682
Japan Elevator Service Holdings Co. Ltd.	5,000	58,986
Kokuyo Co. Ltd.	7,000	89,463
Matsuda Sangyo Co. Ltd.	1,060	16,756
Midac Holdings Co. Ltd.	1,000	22,012
Mitsubishi Pencil Co. Ltd.	3,000	31,332
Nippon Kanzai Co. Ltd.	2,000	40,058
Nippon Parking Development Co. Ltd.	16,000	19,973
Okamura Corp.	5,000	42,709
Security	Shares	Value

Commercial Services & Supplies (continued)
Park24 Co. Ltd.(a)	11,000	$172,378
Pilot Corp.	2,000	77,841
Plaid Inc.(a)	1,000	3,872
Prestige International Inc.	8,000	39,715
Raksul Inc.(a)	2,000	32,980
Relia Inc.	3,000	25,587
Sato Holdings Corp.	2,000	29,448
Sohgo Security Services Co. Ltd.	6,000	166,155
TRE Holdings Corp.	4,000	69,429
		1,231,958
Construction & Engineering — 3.7%
Chiyoda Corp.(a)	14,000	48,054
Chudenko Corp.	2,000	32,174
COMSYS Holdings Corp.	9,000	169,175
Daiho Corp.	1,000	34,367
EXEO Group Inc.	8,000	128,099
Hazama Ando Corp.	14,000	85,626
INFRONEER Holdings Inc.	20,040	145,024
JDC Corp.	4,000	15,823
JGC Holdings Corp.	18,000	252,503
JTOWER Inc.(a)	1,000	47,796
Kandenko Co. Ltd.	9,000	55,995
Kinden Corp.	10,000	115,083
Kumagai Gumi Co. Ltd.	3,000	61,220
Kyudenko Corp.	4,000	82,857
Mirait Holdings Corp.	8,000	100,436
Nippon Densetsu Kogyo Co. Ltd.	3,000	36,956
Nippon Road Co. Ltd. (The)	400	19,837
Nishimatsu Construction Co. Ltd.	3,000	95,789
Okumura Corp.	3,000	66,201
Penta-Ocean Construction Co. Ltd.	23,000	113,119
Raito Kogyo Co. Ltd.	3,000	39,096
Raiznext Corp.	2,000	17,939
Sanki Engineering Co. Ltd.	3,000	33,731
SHO-BOND Holdings Co. Ltd.	3,000	134,238
Sumitomo Densetsu Co.Ltd.	1,000	18,114
Sumitomo Mitsui Construction Co. Ltd.	12,000	40,586
Taihei Dengyo Kaisha Ltd.	1,000	21,290
Taikisha Ltd.	2,000	46,965
Takamatsu Construction Group Co. Ltd.	1,000	16,042
Toa Corp./Tokyo	1,000	18,291
Toda Corp.	18,000	94,430
Toenec Corp.	1,000	26,433
Tokyu Construction Co. Ltd.	7,040	31,903
Totetsu Kogyo Co. Ltd.	2,000	33,579
Toyo Construction Co. Ltd.	6,000	38,764
Yokogawa Bridge Holdings Corp.	3,000	44,854
Yurtec Corp.	3,000	15,856
		2,378,245
Construction Materials — 0.4%
Mitani Sekisan Co. Ltd.	1,000	39,331
Sumitomo Osaka Cement Co. Ltd.	3,000	74,601
Taiheiyo Cement Corp.	10,000	149,362
		263,294
Consumer Finance — 0.6%
AEON Financial Service Co. Ltd.	9,000	84,192
Aiful Corp.	26,000	70,341
Credit Saison Co. Ltd.	12,000	139,938
Jaccs Co. Ltd.	2,000	52,022

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Orient Corp.	43,000	$41,108
		387,601
Containers & Packaging — 0.5%
FP Corp.	4,100	86,629
Fuji Seal International Inc.	4,000	48,345
Rengo Co. Ltd.	16,000	86,396
Toyo Seikan Group Holdings Ltd.	11,000	117,350
		338,720
Distributors — 0.3%
Arata Corp.	1,000	31,073
Doshisha Co. Ltd.	2,000	23,819
MARUKA FURUSATO Corp.	2,000	58,570
Paltac Corp.	3,000	101,685
		215,147
Diversified Consumer Services — 0.3%
Benesse Holdings Inc.	6,000	96,004
LITALICO Inc.	2,000	40,036
Riso Kyoiku Co. Ltd.	10,000	26,442
		162,482
Diversified Financial Services — 0.8%
eGuarantee Inc.	3,000	50,451
Financial Products Group Co. Ltd.	5,000	36,765
Fuyo General Lease Co. Ltd.	1,500	85,764
Japan Securities Finance Co. Ltd.	8,000	53,277
Mizuho Leasing Co. Ltd.	2,000	47,499
Ricoh Leasing Co.Ltd.	1,000	26,448
Tokyo Century Corp.	3,000	100,555
Zenkoku Hosho Co. Ltd.	4,000	132,761
		533,520
Diversified Telecommunication Services — 0.3%
ARTERIA Networks Corp.	2,000	19,520
Internet Initiative Japan Inc.	4,000	146,788
Usen-Next Holdings Co. Ltd.	1,000	15,708
Vision Inc./Tokyo Japan(a)	3,000	31,083
		213,099
Electric Utilities — 1.2%
Chugoku Electric Power Co. Inc. (The)	23,000	152,622
Hokkaido Electric Power Co. Inc.	14,000	53,491
Hokuriku Electric Power Co.	14,000	57,200
Kyushu Electric Power Co. Inc.	34,000	221,420
Okinawa Electric Power Co. Inc. (The)	3,092	28,123
Shikoku Electric Power Co. Inc.	13,000	78,193
Tohoku Electric Power Co. Inc.	38,000	210,773
		801,822
Electrical Equipment — 1.2%
Daihen Corp.	2,000	64,742
Fujikura Ltd.	20,000	122,000
Furukawa Electric Co. Ltd.	6,000	99,927
GS Yuasa Corp.	5,000	80,245
Idec Corp./Japan	2,000	41,165
Mabuchi Motor Co. Ltd.	4,000	109,843
Nippon Carbon Co. Ltd.	1,000	32,821
Nissin Electric Co. Ltd.	4,000	45,584
Nitto Kogyo Corp.	2,000	34,101
Sanyo Denki Co. Ltd.	1,000	42,756
Toyo Tanso Co. Ltd.	1,000	22,090
Ushio Inc.	8,000	110,168
		805,442
Security	Shares	Value

Electronic Equipment, Instruments & Components — 4.1%
Ai Holdings Corp.	3,000	$37,994
Alps Alpine Co. Ltd.	16,000	171,650
Amano Corp.	5,000	96,844
Anritsu Corp.	12,000	133,054
Canon Electronics Inc.	2,000	23,977
Canon Marketing Japan Inc.	4,000	93,571
Citizen Watch Co. Ltd.	20,000	85,195
CONEXIO Corp.	1,000	10,749
Daiwabo Holdings Co. Ltd.	6,000	80,111
Dexerials Corp.	5,000	167,165
Hioki E.E. Corp.	1,000	55,267
Horiba Ltd.	3,000	154,708
Hosiden Corp.	4,000	37,847
Iriso Electronics Co. Ltd.	2,000	53,065
Japan Aviation Electronics Industry Ltd.	3,000	45,838
Japan Display Inc.(a)	48,000	24,047
Kaga Electronics Co. Ltd.	1,000	24,066
Koa Corp.	3,000	39,468
Macnica Fuji Electronics Holdings Inc.	3,000	66,062
Maruwa Co. Ltd./Aichi	1,000	121,417
Meiko Electronics Co. Ltd.	2,000	70,916
Nichicon Corp.	4,000	41,217
Nippon Ceramic Co. Ltd.	2,000	32,474
Nippon Electric Glass Co. Ltd.	7,000	148,137
Nippon Signal Company Ltd.	3,000	20,830
Nissha Co. Ltd.	3,000	34,474
Nohmi Bosai Ltd.	2,000	26,225
Oki Electric Industry Co. Ltd.	6,000	34,862
Optex Group Co. Ltd.	3,000	46,938
Restar Holdings Corp.	1,000	15,879
Riken Keiki Co. Ltd.	1,000	32,468
Ryosan Co. Ltd.	2,000	38,413
Ryoyo Electro Corp.	1,000	16,351
Siix Corp.	2,000	16,473
Taiyo Yuden Co. Ltd.	10,000	407,667
Topcon Corp.	9,000	127,770
Yokowo Co. Ltd.	1,000	18,741
		2,651,930
Energy Equipment & Services — 0.0%
Modec Inc.	2,000	20,283

Entertainment — 0.9%
Avex Inc.	3,000	27,071
Bushiroad Inc.(a)	1,000	11,518
COLOPL Inc.	5,000	24,636
Daiichikosho Co. Ltd.	3,000	92,435
DeNA Co. Ltd.	7,000	100,999
GungHo Online Entertainment Inc.	4,000	75,345
Shochiku Co. Ltd.(a)	1,000	104,819
Toei Animation Co. Ltd.	700	76,288
Toei Co. Ltd.	500	71,524
		584,635
Equity Real Estate Investment Trusts (REITs) — 9.4%
Activia Properties Inc.	60	191,016
Advance Residence Investment Corp.	110	308,036
AEON REIT Investment Corp.	140	167,468
Comforia Residential REIT Inc.	50	131,478
CRE Logistics REIT Inc.	50	80,383
Daiwa Office Investment Corp.	30	161,903
Daiwa Securities Living Investments Corp.	130	119,138

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Frontier Real Estate Investment Corp.	40	$164,838
Fukuoka REIT Corp.	50	65,193
Global One Real Estate Investment Corp.	80	68,560
Hankyu Hanshin REIT Inc.	50	58,074
Heiwa Real Estate REIT Inc.	80	90,587
Hoshino Resorts REIT Inc.	20	107,903
Hulic Reit Inc.	110	138,522
Ichigo Office REIT Investment Corp.	100	66,816
Industrial & Infrastructure Fund Investment Corp.	170	251,315
Invincible Investment Corp.	510	169,429
Itochu Advance Logistics Investment Corp.	50	63,616
Japan Excellent Inc.	100	100,104
Japan Hotel REIT Investment Corp.	380	196,640
Japan Logistics Fund Inc.	70	176,073
Japan Prime Realty Investment Corp.	70	223,307
Kenedix Office Investment Corp.	40	205,581
Kenedix Residential Next Investment Corp.	80	133,062
Kenedix Retail REIT Corp.	50	107,914
LaSalle Logiport REIT	150	212,990
Mirai Corp.	150	60,172
Mitsubishi Estate Logistics REIT Investment Corp.	40	145,921
Mitsui Fudosan Logistics Park Inc.	51	220,001
Mori Hills REIT Investment Corp.	110	129,932
Mori Trust Hotel Reit Inc.	30	30,561
Mori Trust Sogo REIT Inc.	80	89,471
Nippon Accommodations Fund Inc.	40	208,139
NIPPON REIT Investment Corp.	40	118,141
NTT UD REIT Investment Corp.	120	141,730
One REIT Inc.	20	43,597
Orix JREIT Inc.	210	303,740
Samty Residential Investment Corp.	30	31,897
Sekisui House Reit Inc.	350	216,271
SOSiLA Logistics REIT Inc.	50	59,631
Star Asia Investment Corp.	130	61,337
Starts Proceed Investment Corp.	20	37,762
Takara Leben Real Estate Investment Corp.	50	46,793
Tokyu REIT Inc.	70	104,357
United Urban Investment Corp.	230	256,761
		6,066,160
Food & Staples Retailing — 3.1%
Aeon Hokkaido Corp.	2,000	16,508
Ain Holdings Inc.	2,200	98,707
Arcs Co. Ltd.	3,000	44,955
Axial Retailing Inc.	1,000	23,654
Belc Co. Ltd.	1,000	40,683
Cawachi Ltd.	1,000	15,805
Cosmos Pharmaceutical Corp.	2,000	189,537
Create SD Holdings Co. Ltd.	2,000	45,543
Daikokutenbussan Co.Ltd.	500	17,976
G-7 Holdings Inc.	2,000	21,985
Genky DrugStores Co. Ltd.	1,000	26,846
Halows Co. Ltd.	1,000	24,984
Heiwado Co. Ltd.	3,000	43,776
Inageya Co. Ltd.	2,000	18,599
Kato Sangyo Co. Ltd.	2,000	48,753
Kusuri no Aoki Holdings Co. Ltd.	1,400	59,416
Lawson Inc.	4,000	141,686
Life Corp.	1,000	20,197
MatsukiyoCocokara & Co.	9,000	346,027
Maxvalu Tokai Co. Ltd.	1,000	20,852
Security	Shares	Value

Food & Staples Retailing (continued)
Mitsubishi Shokuhin Co. Ltd.	1,000	$24,131
Retail Partners Co. Ltd.	2,000	17,371
San-A Co. Ltd.	2,000	61,010
Shoei Foods Corp.	1,000	31,304
Sugi Holdings Co. Ltd.	3,000	125,303
Sundrug Co. Ltd.	6,000	129,884
Tsuruha Holdings Inc.	3,000	164,058
United Super Markets Holdings Inc.	4,000	32,482
Valor Holdings Co. Ltd.	3,000	43,299
Yaoko Co. Ltd.	2,000	100,029
Yokorei Co. Ltd.	4,000	26,123
		2,021,483
Food Products — 4.0%
Ariake Japan Co. Ltd.	2,000	75,942
Calbee Inc.	7,000	129,551
DyDo Group Holdings Inc.	1,000	37,359
Ezaki Glico Co. Ltd.	4,000	115,616
Fuji Oil Holdings Inc.	4,000	54,405
Fujicco Co. Ltd.	2,000	29,455
Fujiya Co. Ltd.	1,000	18,180
Hokuto Corp.	2,000	29,561
House Foods Group Inc.	5,000	104,613
Itoham Yonekyu Holdings Inc.	13,000	64,906
J-Oil Mills Inc.	2,000	23,608
Kagome Co. Ltd.	6,000	152,112
Kameda Seika Co. Ltd.	1,000	33,274
Kewpie Corp.	7,000	115,667
Kotobuki Spirits Co. Ltd.	2,000	110,127
Maruha Nichiro Corp.	4,000	69,535
Megmilk Snow Brand Co. Ltd.	4,000	53,689
Mitsui DM Sugar Holdings Co. Ltd.	1,000	14,424
Morinaga & Co. Ltd./Japan	3,000	91,353
Morinaga Milk Industry Co. Ltd.	3,000	107,833
NH Foods Ltd.	7,000	213,360
Nichirei Corp.	9,000	158,479
Nippn Corp., New	4,000	48,619
Nippon Suisan Kaisha Ltd.	24,000	97,127
Nisshin Oillio Group Ltd. (The)	2,000	46,140
Prima Meat Packers Ltd.	2,000	32,749
Riken Vitamin Co. Ltd.	2,000	25,070
S Foods Inc.	2,000	46,838
Sakata Seed Corp.	2,000	68,919
Showa Sangyo Co. Ltd.	1,000	18,625
Toyo Suisan Kaisha Ltd.	7,000	261,817
Yamazaki Baking Co. Ltd.	10,000	116,414
		2,565,367
Gas Utilities — 0.5%
Nippon Gas Co. Ltd.	9,000	133,704
Saibu Gas Holdings Co. Ltd.	2,000	29,565
Shizuoka Gas Co. Ltd.	3,000	19,116
Toho Gas Co. Ltd.	6,000	129,330
		311,715
Health Care Equipment & Supplies — 1.4%
CYBERDYNE Inc.(a)	10,000	23,878
Eiken Chemical Co. Ltd.	3,000	39,511
Hogy Medical Co. Ltd.	2,000	47,324
Jeol Ltd.	4,000	193,240
Mani Inc.	6,000	68,359
Menicon Co.Ltd.	5,000	103,924

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Nagaileben Co. Ltd.	2,000	$29,700
Nakanishi Inc.	6,000	118,344
Nihon Kohden Corp.	7,000	165,335
Nipro Corp.	12,000	95,051
Paramount Bed Holdings Co. Ltd.	3,000	46,676
		931,342
Health Care Providers & Services — 1.7%
Alfresa Holdings Corp.	15,000	196,936
Amvis Holdings Inc.	1,000	33,013
As One Corp.	2,000	97,068
BML Inc.	2,000	53,592
Elan Corp.	3,000	24,607
H.U. Group Holdings Inc.	4,000	83,042
Japan Lifeline Co. Ltd.	5,000	35,527
Medipal Holdings Corp.	15,000	210,083
Ship Healthcare Holdings Inc.	6,000	106,527
Solasto Corp.	4,000	21,675
Suzuken Co. Ltd.	6,000	163,578
Toho Holdings Co. Ltd.	5,000	75,753
Tokai Corp./Gifu	2,000	26,400
		1,127,801
Health Care Technology — 0.3%
EM Systems Co. Ltd.	3,000	20,813
JMDC Inc.	2,200	88,375
Medley Inc.(a)	2,000	41,566
MedPeer Inc.(a)	1,000	16,386
		167,140
Hotels, Restaurants & Leisure — 3.2%
Arcland Service Holdings Co. Ltd.	1,000	15,980
Atom Corp.(a)	10,000	58,632
Colowide Co.Ltd.	6,000	80,345
Create Restaurants Holdings Inc.	10,000	68,487
Curves Holdings Co. Ltd.	4,000	21,809
Doutor Nichires Holdings Co. Ltd.	3,000	34,935
Food & Life Companies Ltd.	9,000	195,507
Fuji Kyuko Co. Ltd.	2,000	62,610
Fujio Food Group Inc.	1,000	10,511
Hiday Hidaka Corp.	2,084	31,687
HIS Co. Ltd.(a)	4,000	72,089
Ichibanya Co. Ltd.	1,000	37,815
Kappa Create Co. Ltd.(a)	2,000	21,563
KFC Holdings Japan Ltd.	1,000	21,774
Kisoji Co. Ltd.	2,000	32,300
KOMEDA Holdings Co. Ltd.	4,000	68,952
Koshidaka Holdings Co. Ltd.	4,000	23,554
Kura Sushi Inc.	2,000	46,046
Kyoritsu Maintenance Co. Ltd.	2,080	80,509
Matsuyafoods Holdings Co. Ltd.	1,000	29,160
Monogatari Corp. (The)	1,000	41,140
MOS Food Services Inc.	2,000	47,245
Ohsho Food Service Corp.	1,000	49,151
Plenus Co. Ltd.	2,000	30,187
Resorttrust Inc.	7,000	116,006
Ringer Hut Co. Ltd.	2,000	35,064
Round One Corp.	6,000	70,280
Royal Holdings Co. Ltd.(a)	2,000	34,839
Saizeriya Co.Ltd.	2,000	37,262
Skylark Holdings Co. Ltd.	19,000	227,853
TKP Corp.(a)	1,000	13,220
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Tokyotokeiba Co. Ltd.	1,000	$28,744
Toridoll Holdings Corp.	4,000	70,851
Tosho Co.Ltd.	1,000	10,371
Yoshinoya Holdings Co. Ltd.	5,000	92,559
Zensho Holdings Co. Ltd.	8,000	184,528
		2,103,565
Household Durables — 2.4%
Casio Computer Co. Ltd.	16,000	146,039
Chofu Seisakusho Co. Ltd.	1,000	13,933
ES-Con Japan Ltd.	3,000	17,777
Fujitsu General Ltd.	5,000	95,889
Haseko Corp.	18,000	214,724
Ki-Star Real Estate Co. Ltd.	1,000	37,527
Nagawa Co. Ltd.	1,000	68,064
Nikon Corp.	24,000	297,799
Pressance Corp.	2,000	23,559
Rinnai Corp.	3,000	206,704
Sangetsu Corp.	4,000	47,593
Starts Corp. Inc.	3,000	56,628
Sumitomo Forestry Co. Ltd.	11,000	168,763
Tama Home Co. Ltd.	1,000	18,365
Tamron Co. Ltd.	1,000	18,975
Token Corp.	1,000	66,721
Zojirushi Corp.	3,000	31,747
		1,530,807
Household Products — 0.6%
Earth Corp.	1,000	39,748
Lion Corp.	18,000	201,204
Pigeon Corp.	10,000	143,183
		384,135
Independent Power and Renewable Electricity Producers — 0.5%
Electric Power Development Co. Ltd.	12,000	190,201
eRex Co.Ltd.	2,000	31,958
RENOVA Inc.(a)	3,000	44,155
West Holdings Corp.	2,080	74,625
		340,939
Industrial Conglomerates — 0.6%
Katakura Industries Co. Ltd.	1,000	16,423
Keihan Holdings Co. Ltd.	8,000	184,404
Mie Kotsu Group Holdings Inc.	4,000	14,919
Nisshinbo Holdings Inc.	10,000	80,505
Noritsu Koki Co. Ltd.	2,000	36,413
TOKAI Holdings Corp.	8,000	54,596
		387,260
Insurance — 0.1%
Anicom Holdings Inc.	6,000	31,005

Interactive Media & Services — 0.3%
Bengo4.com Inc.(a)	1,000	28,159
Dip Corp.	3,000	87,325
Gree Inc.	2,000	13,646
Mixi Inc.	3,000	49,095
		178,225
Internet & Direct Marketing Retail — 0.4%
Airtrip Corp.	1,000	23,101
ASKUL Corp.	3,000	33,748
Belluna Co.Ltd.	4,000	20,648
Demae-Can Co. Ltd.(a)	3,000	10,000
Mercari Inc.(a)	9,000	148,841

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Oisix ra daichi Inc.(a)	2,000	$29,459
Open Door Inc.(a)	1,000	15,358
		281,155
IT Services — 2.3%
Argo Graphics Inc.	1,000	24,227
BIPROGY Inc.	6,000	131,081
Change Inc.	3,000	41,014
Comture Corp.	2,000	43,906
Digital Garage Inc.	3,000	89,767
DTS Corp.	3,000	71,191
Future Corp.	4,000	51,077
GMO GlobalSign Holdings KK	400	17,398
GMO internet Inc.	6,000	116,513
Infocom Corp.	2,000	33,318
Information Services International-Dentsu Ltd.	2,000	63,586
Kanematsu Electronics Ltd.	1,000	30,680
Mitsubishi Research Institute Inc.	1,000	32,026
NEC Networks & System Integration Corp.	6,000	84,819
NET One Systems Co. Ltd.	6,000	128,798
NS Solutions Corp.	3,000	87,442
NSD Co. Ltd.	5,000	89,956
SB Technology Corp.	1,000	17,897
SHIFT Inc.(a)	1,000	153,625
Simplex Holdings Inc.	1,000	14,844
TechMatrix Corp.	3,000	37,506
TKC Corp.	2,000	52,207
Transcosmos Inc.	2,000	53,630
Zuken Inc.	1,000	22,096
		1,488,604
Leisure Products — 1.2%
GLOBERIDE Inc.	1,000	18,019
Heiwa Corp.	5,016	75,372
Mizuno Corp.	2,000	34,951
Roland Corp.	1,000	36,283
Sankyo Co. Ltd.	4,000	133,115
Sega Sammy Holdings Inc.	15,000	278,090
Snow Peak Inc.	2,000	42,306
Tomy Co. Ltd.	7,000	69,818
Universal Entertainment Corp.(a)	2,000	28,814
Yonex Co. Ltd.	5,000	42,056
		758,824
Machinery — 7.0%
Aichi Corp.	2,000	13,677
Aida Engineering Ltd.	4,000	28,013
Amada Co. Ltd.	27,000	216,325
CKD Corp.	4,000	57,452
Daiwa Industries Ltd.	3,000	23,629
DMG Mori Co. Ltd.	10,000	146,860
Ebara Corp.	8,000	343,602
Fuji Corp./Aichi.	6,000	102,763
Fujitec Co. Ltd.	5,000	101,319
Fukushima Galilei Co. Ltd.	1,000	26,335
Furukawa Co. Ltd.	2,000	19,120
Giken Ltd.	1,000	27,313
Glory Ltd.	4,000	61,873
Harmonic Drive Systems Inc.	4,000	102,395
Hino Motors Ltd.	24,000	133,856
Hirata Corp.	1,000	33,194
Hitachi Zosen Corp.	14,000	85,149
Security	Shares	Value

Machinery (continued)
IHI Corp.	12,000	$336,723
Japan Steel Works Ltd. (The)	5,000	125,005
Kawasaki Heavy Industries Ltd.	13,000	254,944
Kitz Corp.	5,000	26,254
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,000	32,003
Makino Milling Machine Co. Ltd.	2,000	65,825
Max Co. Ltd.	2,000	24,170
Meidensha Corp.	3,000	48,050
METAWATER Co. Ltd.	2,000	31,228
Mitsubishi Logisnext Co. Ltd.	2,000	13,267
Mitsuboshi Belting Ltd.	2,000	43,376
Miura Co. Ltd.	7,000	157,851
Morita Holdings Corp.	3,000	30,239
Nabtesco Corp.	9,000	213,189
Nachi-Fujikoshi Corp.	1,000	28,346
Nikkiso Co. Ltd.	4,000	24,737
Nitta Corp.	2,000	43,638
Noritake Co. Ltd./Nagoya Japan	1,000	32,777
NSK Ltd.	32,000	182,091
NTN Corp.(a)	34,000	69,340
Obara Group Inc.	1,000	22,628
Oiles Corp.	2,096	25,257
OKUMA Corp.	2,000	80,430
Organo Corp.	600	45,534
OSG Corp.	7,000	89,818
Shibaura Machine Co. Ltd.	2,000	50,484
Shibuya Corp.	1,000	17,982
Shima Seiki Manufacturing Ltd.	2,000	31,464
Shinmaywa Industries Ltd.	4,000	30,026
Star Micronics Co. Ltd.	3,000	39,145
Sumitomo Heavy Industries Ltd.	9,000	212,161
Tadano Ltd.	8,000	58,708
Takeuchi Manufacturing Co. Ltd.	3,000	54,458
Takuma Co. Ltd.	5,000	55,121
THK Co. Ltd.	10,000	204,227
Tocalo Co. Ltd.	5,000	52,846
Tsubakimoto Chain Co.	2,000	49,085
Tsugami Corp.	3,000	27,889
Union Tool Co.	1,000	28,311
YAMABIKO Corp.	3,000	27,536
		4,509,038
Marine — 0.6%
Iino Kaiun Kaisha Ltd.	6,000	30,791
Kawasaki Kisen Kaisha Ltd.	4,000	316,576
NS United Kaiun Kaisha Ltd.	1,000	32,615
		379,982
Media — 0.7%
Direct Marketing MiX Inc.	2,000	28,058
Fuji Media Holdings Inc.	4,000	34,014
Kadokawa Corp.	8,016	186,428
Nippon Television Holdings Inc.	4,000	37,809
Septeni Holdings Co. Ltd.	5,000	21,294
SKY Perfect JSAT Holdings Inc.	13,000	46,797
TBS Holdings Inc.	3,000	39,420
TV Asahi Holdings Corp.	2,000	22,524
ValueCommerce Co. Ltd.	1,000	24,479
Vector Inc.	2,000	17,485
Zenrin Co. Ltd.	3,000	21,224
		479,532

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 2.0%
Asahi Holdings Inc.	6,000	$96,379
Daido Steel Co. Ltd.	2,000	56,219
Daiki Aluminium Industry Co. Ltd.	2,000	20,676
Dowa Holdings Co. Ltd.	4,000	146,343
Kobe Steel Ltd.	28,000	147,363
Kyoei Steel Ltd.	2,000	20,279
Maruichi Steel Tube Ltd.	5,000	115,381
Mitsubishi Materials Corp.	10,000	153,782
Mitsui Mining & Smelting Co. Ltd.	5,000	131,866
Nippon Light Metal Holdings Co. Ltd.	5,000	61,159
Pacific Metals Co. Ltd.	1,000	21,703
Sanyo Special Steel Co. Ltd.	2,000	32,564
Toho Titanium Co.Ltd.	3,000	50,689
Tokyo Steel Manufacturing Co. Ltd.	5,000	58,339
UACJ Corp.	3,014	51,575
Yamato Kogyo Co. Ltd.	3,000	99,962
Yodogawa Steel Works Ltd.	2,000	34,983
		1,299,262
Multiline Retail — 1.9%
Fuji Co. Ltd./Ehime	2,000	35,051
H2O Retailing Corp.	3,035	22,191
Isetan Mitsukoshi Holdings Ltd.	26,000	217,230
Izumi Co. Ltd.	3,000	64,255
J Front Retailing Co. Ltd.	19,000	153,539
Kintetsu Department Store Co. Ltd.(a)	1,000	19,192
Marui Group Co. Ltd.	15,000	284,541
Ryohin Keikaku Co. Ltd.	21,000	223,645
Seria Co. Ltd.	4,000	70,730
Takashimaya Co. Ltd.	12,000	119,274
		1,209,648
Oil, Gas & Consumable Fuels — 0.8%
Cosmo Energy Holdings Co. Ltd.	6,000	163,389
Itochu Enex Co. Ltd.	4,000	32,358
Iwatani Corp.	4,200	174,586
Japan Petroleum Exploration Co. Ltd.	3,000	72,928
Mitsuuroko Group Holdings Co. Ltd.	2,000	14,675
San-Ai Obbli Co.Ltd.	4,000	29,695
		487,631
Paper & Forest Products — 0.3%
Daiken Corp.	1,000	14,688
Daio Paper Corp.	7,000	77,008
Hokuetsu Corp.	10,000	47,222
Nippon Paper Industries Co. Ltd.	8,000	58,624
Tokushu Tokai Paper Co. Ltd.	1,000	25,102
		222,644
Personal Products — 1.0%
Euglena Co. Ltd.(a)	5,000	33,084
Fancl Corp.	7,000	117,950
Mandom Corp.	3,000	33,032
Milbon Co. Ltd.	2,000	79,299
Noevir Holdings Co. Ltd.	1,000	42,720
Pola Orbis Holdings Inc.	8,000	98,062
Rohto Pharmaceutical Co. Ltd.	8,000	204,821
YA-MAN Ltd.	2,000	18,693
		627,661
Pharmaceuticals — 1.9%
Hisamitsu Pharmaceutical Co. Inc.	4,000	104,954
JCR Pharmaceuticals Co. Ltd.	5,000	91,399
Kaken Pharmaceutical Co. Ltd.	3,000	83,960
Security	Shares	Value

Pharmaceuticals (continued)
Kissei Pharmaceutical Co. Ltd.	2,000	$39,133
KYORIN Holdings Inc.	3,000	38,834
Mochida Pharmaceutical Co. Ltd.	2,000	48,224
Nichi-Iko Pharmaceutical Co. Ltd.(a)	5,050	13,116
Santen Pharmaceutical Co. Ltd.	30,000	242,824
Sawai Group Holdings Co. Ltd.	3,000	88,500
Sosei Group Corp.(a)	6,000	53,486
Sumitomo Pharma Co., Ltd.	15,000	128,520
Taisho Pharmaceutical Holdings Co. Ltd.	3,000	115,586
Torii Pharmaceutical Co. Ltd.	1,000	23,430
Towa Pharmaceutical Co.Ltd.	2,000	37,232
Tsumura & Co.	5,000	113,954
ZERIA Pharmaceutical Co. Ltd.	2,000	30,818
		1,253,970
Professional Services — 2.5%
BayCurrent Consulting Inc.	1,200	377,019
Benefit One Inc.	6,000	93,961
BeNext-Yumeshin Group Co.	5,016	55,821
en Japan Inc.	3,000	46,354
Fullcast Holdings Co. Ltd.	2,000	35,352
Funai Soken Holdings Inc.	3,000	49,725
Insource Co. Ltd.	2,000	34,869
IR Japan Holdings Ltd.	1,000	34,148
JAC Recruitment Co. Ltd.	1,000	14,015
Link And Motivation Inc.	3,000	10,566
Management Solutions Co. Ltd.(a)	1,000	38,762
Meitec Corp.	2,000	106,915
Nomura Co. Ltd.	7,000	49,218
Outsourcing Inc.	10,000	85,343
Pasona Group Inc.	2,000	32,334
SMS Co. Ltd.	6,000	138,621
S-Pool Inc.	6,000	56,726
TechnoPro Holdings Inc.	9,000	206,362
UT Group Co. Ltd.	2,000	37,660
Visional Inc.(a)	1,000	46,544
WDB Holdings Co. Ltd.	1,000	17,678
Weathernews Inc.	400	20,762
		1,588,755
Real Estate Management & Development — 1.7%
Aeon Mall Co. Ltd.	9,000	108,657
Goldcrest Co. Ltd.	1,000	13,094
Heiwa Real Estate Co. Ltd.	3,000	87,803
Ichigo Inc.	22,000	50,361
Katitas Co. Ltd.	4,000	90,350
Keihanshin Building Co. Ltd.	2,000	19,241
Leopalace21 Corp.(a)	14,000	31,881
Relo Group Inc.	9,000	147,932
SAMTY Co. Ltd.	2,000	30,985
SRE Holdings Corp.(a)	1,000	14,920
Sun Frontier Fudousan Co. Ltd.	2,000	16,346
TOC Co. Ltd.	3,000	14,348
Tokyo Tatemono Co. Ltd.	16,000	212,855
Tokyu Fudosan Holdings Corp.	52,000	268,291
Tosei Corp.	2,000	17,437
		1,124,501
Road & Rail — 3.1%
Fukuyama Transporting Co. Ltd.	2,000	50,333
Hamakyorex Co. Ltd.	1,000	22,762
Hitachi Transport System Ltd.	4,000	264,411

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Keikyu Corp.	17,000	$177,859
Kyushu Railway Co.	11,000	220,782
Maruzen Showa Unyu Co. Ltd.	1,000	23,779
Nagoya Railroad Co. Ltd.	15,000	246,786
Nankai Electric Railway Co.Ltd.	9,000	167,625
Nikkon Holdings Co. Ltd.	5,000	78,169
Nishi-Nippon Railroad Co. Ltd.	5,000	106,276
Sakai Moving Service Co. Ltd.	1,000	33,779
Sankyu Inc.	4,000	119,722
Seibu Holdings Inc.	19,000	198,230
Seino Holdings Co. Ltd.	10,000	79,787
Senko Group Holdings Co. Ltd.	10,000	65,475
Sotetsu Holdings Inc.	7,000	120,888
Trancom Co. Ltd.	1,000	49,922
		2,026,585
Semiconductors & Semiconductor Equipment — 2.2%
Ferrotec Holdings Corp.	4,000	93,650
Japan Material Co. Ltd.	6,000	83,031
Megachips Corp.	1,000	27,587
Micronics Japan Co. Ltd.	2,000	22,705
Mimasu Semiconductor Industry Co. Ltd.	1,000	18,495
Mitsui High-Tec Inc.	1,600	136,058
Optorun Co. Ltd.	2,000	30,720
Rorze Corp.	1,000	83,440
RS Technologies Co. Ltd.	1,000	46,835
Sanken Electric Co. Ltd.	2,000	84,294
SCREEN Holdings Co.Ltd.	3,008	273,658
Shinko Electric Industries Co. Ltd.	6,000	218,219
Tokyo Seimitsu Co. Ltd.	3,000	115,415
Tri Chemical Laboratories Inc.	2,000	39,719
Ulvac Inc.	4,000	168,514
		1,442,340
Software — 1.4%
Alpha Systems Inc.	1,000	32,138
Cybozu Inc.	2,000	16,151
Digital Arts Inc.	1,000	54,287
Freee KK(a)	3,000	66,619
Fuji Soft Inc.	2,000	113,267
Fukui Computer Holdings Inc.	1,000	25,528
Infomart Corp.	17,000	64,680
Justsystems Corp.	3,000	109,161
Money Forward Inc.(a)	4,000	111,247
OBIC Business Consultants Co. Ltd.	3,000	103,738
PKSHA Technology Inc.(a)	1,000	16,914
Plus Alpha Consulting Co. Ltd.	1,000	16,641
Rakus Co. Ltd.	7,000	86,178
Sansan Inc.(a)	6,000	47,149
Systena Corp.	23,000	74,437
		938,135
Specialty Retail — 2.7%
ABC-Mart Inc.	3,000	127,901
Adastria Co. Ltd.	2,000	33,062
Alpen Co. Ltd.	1,000	14,947
AOKI Holdings Inc.	3,000	15,606
Arcland Sakamoto Co. Ltd.	2,000	22,979
Autobacs Seven Co. Ltd.	6,000	63,445
Bic Camera Inc.	8,000	70,368
DCM Holdings Co. Ltd.	7,000	57,478
EDION Corp.	7,000	65,709
Security	Shares	Value

Specialty Retail (continued)
Geo Holdings Corp.	2,000	$18,873
IDOM Inc.	5,000	26,143
JINS Holdings Inc.	1,000	31,869
Joshin Denki Co. Ltd.	1,000	14,578
Joyful Honda Co. Ltd.	4,000	49,467
Keiyo Co. Ltd.	3,000	22,626
Kohnan Shoji Co. Ltd.	2,000	56,769
Komeri Co. Ltd.	3,000	64,092
K’s Holdings Corp.	12,000	119,976
Nafco Co. Ltd.	1,000	12,352
Nextage Co. Ltd.	4,000	63,200
Nishimatsuya Chain Co. Ltd.	3,000	34,100
Nojima Corp.	3,000	68,400
PAL GROUP Holdings Co. Ltd.	2,000	24,995
Sanrio Co. Ltd.	4,000	81,118
Shimamura Co. Ltd.	2,000	168,983
T-Gaia Corp.	2,000	25,362
United Arrows Ltd.	2,000	31,530
VT Holdings Co. Ltd.	6,000	21,323
Workman Co. Ltd.	2,000	71,620
Yamada Holdings Co. Ltd.	61,000	215,377
Yellow Hat Ltd.	3,000	37,580
		1,731,828
Technology Hardware, Storage & Peripherals — 0.7%
Eizo Corp.	1,000	26,859
Elecom Co. Ltd.	4,000	46,989
Konica Minolta Inc.	38,000	126,954
Maxell Ltd.	4,000	39,051
MCJ Co. Ltd.	6,000	40,430
Riso Kagaku Corp.	2,000	33,920
Toshiba TEC Corp.	2,000	62,713
Wacom Co. Ltd.	13,000	97,533
		474,449
Textiles, Apparel & Luxury Goods — 0.9%
Asics Corp.	14,000	240,394
Descente Ltd.	2,000	39,368
Goldwin Inc.	2,000	122,864
Gunze Ltd.	1,000	28,443
Japan Wool Textile Co. Ltd. (The)	4,000	28,602
Seiko Holdings Corp.	2,000	40,300
Seiren Co. Ltd.	4,000	63,093
Wacoal Holdings Corp.	3,000	46,373
		609,437
Trading Companies & Distributors — 1.6%
Hanwa Co. Ltd.	3,000	69,344
Inaba Denki Sangyo Co. Ltd.	4,000	80,422
Inabata & Co. Ltd.	4,000	68,744
Japan Pulp & Paper Co. Ltd.	1,000	27,905
Kanamoto Co. Ltd.	3,000	44,065
Kanematsu Corp.	6,000	60,815
Nagase & Co. Ltd.	8,000	112,621
Nichiden Corp.	1,000	15,649
Nippon Steel Trading Corp.	1,044	43,486
Nishio Rent All Co. Ltd.	2,000	42,022
Sojitz Corp.	20,000	317,159
Trusco Nakayama Corp.	4,000	56,964
Wakita & Co. Ltd.	3,000	25,624
Yamazen Corp.	4,000	29,261

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Yuasa Trading Co. Ltd.	1,000	$24,822
		1,018,903
Transportation Infrastructure — 0.9%
Japan Airport Terminal Co. Ltd.(a)	5,000	204,578
Kamigumi Co. Ltd.	9,000	178,441
Mitsubishi Logistics Corp.	4,000	94,371
Sumitomo Warehouse Co. Ltd. (The)	5,000	83,188
		560,578
Wireless Telecommunication Services — 0.1%
Okinawa Cellular Telephone Co.	1,000	39,840

Total Common Stocks — 98.8%
(Cost: $82,919,555)		64,118,578

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(b)(c)	20,000	20,000

Total Short-Term Securities — 0.0%
(Cost: $20,000)		20,000

Total Investments in Securities — 98.8%
(Cost: $82,939,555)		64,138,578

Other Assets Less Liabilities — 1.2%.		770,264

Net Assets — 100.0%		$64,908,842

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$3	(b)	$—		$(3)	$—	$—	—	$70	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	—		(10,000	)(b)	—	—	20,000	20,000	23		—
						$(3)	$—	$20,000		$93		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX index	56	06/09/22	$829	$(7,752)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$614,183	$63,504,395	$—	$64,118,578
Money Market Funds	20,000	—	—	20,000
	$634,183	$63,504,395	$—	$64,138,578
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(7,752)	$—	$(7,752)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.